SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (421,925)	$ (420,812)
Land	11,664	11,664
Capital work in progress	24,933	14,111
Total	425,133	442,666
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 54,522	57,002
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 728,488	749,492
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Office Equipment and Tools [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 16,577	16,763
Office Equipment and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 10,874	$ 14,446
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years